UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	October 31, 2018

LEGG MASON

US DIVERSIFIED CORE ETF

UDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason US Diversified Core ETF for the twelve-month reporting period ended October 31, 2018. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2018

II	Legg Mason US Diversified Core ETF

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the twelve months ended October 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2017 and first quarter 2018 U.S. gross domestic product (“GDP”)i growth was 2.3% and 2.2%, respectively. GDP growth then accelerated to 4.2% during the second quarter of 2018 — the strongest reading since the third quarter of 2014. Finally, the U.S. Department of Commerce’s second reading for third quarter 2018 GDP growth — released after the reporting period ended — was 3.5%. The deceleration in GDP growth in the third quarter of 2018 reflected a downturn in exports and decelerations in nonresidential fixed investment and personal consumption expenditures. Imports increased in the third quarter after decreasing in the second. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on October 31, 2018, the unemployment rate was 3.7%, versus 4.1% when the period began. October 2018’s reading equaled the lowest unemployment rate since 1969. The percentage of longer-term unemployed also declined during the reporting period. In October 2018, 22.5% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

Looking back, at its meeting that concluded on September 20, 2017, the Federal Reserve Board (the “Fed”)ii kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, the Fed raised the federal funds rate to a range between 2.00% and 2.25%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2018

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Legg Mason US Diversified Core ETF	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	Legg Mason US Diversified Core ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. Legg Mason US Diversified Core ETF (the “Fund”) seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the Fund’s subadviser. The Underlying Index is composed of U.S. companies that are included in the MSCI USA IMI Index.

The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on industries. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on industry that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Underlying Index to produce a diversified portfolio. QS Investors anticipates that the number of component securities in the Underlying Index will range from 2,200 to 2,500. The Underlying Index may include large, medium and small capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain sector and industries, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The Underlying Index is reconstituted on a different date from the MSCI USA IMI Index. Securities that are removed from, or added to, the MSCI USA IMI Index are removed from, or considered for inclusion in, the Underlying Index at the next annual reconstitution or quarterly rebalancing of the Underlying Index. The Fund’s portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The Fund may trade at times other than when the Underlying Index is rebalanced or reconstituted for a variety of reasons, including when adjustments may be made to its representative sampling process from time to time or when investing cash.

The term “diversified” highlights the purpose of QS Investors’ Diversification Based Investing methodology, which seeks to avoid concentration risks often identified with market cap-weighted funds. The term “core” highlights the segment of the investment universe where the Fund invests — as opposed to introducing value or size biases or investing in niche segments of the market.

The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose the Underlying Index. The equity securities that the Fund will hold are principally common stocks.

The Fund may invest up to 20% of its net assets in certain index futures, options, options on index futures, swap contracts or other derivatives related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; and in securities and other instruments not included in its Underlying Index but which QS Investors believes will help the Fund track its Underlying Index. The Fund may invest in exchange-traded equity index futures to

Legg Mason US Diversified Core ETF 2018 Annual Report	1

Fund overview (cont’d)

manage industry exposure and for cash management purposes.

Q. What were the overall market conditions during the Fund’s reporting period?

A. U.S. equity markets’ hit all-time highs during the twelve-month reporting period ended October 31, 2018, before dramatically pulling back in the final month. In October 2018, investors appeared to react to rising risk by pivoting away from the growth stocks that had provided most of the gains to that point in 2018 and which had become expensive according to a number of fundamental measures. Despite the pull-back, most of the sectors posted gains, several in double digits. The market generally benefited from strong economic statistics and muted inflation. Only the Materials sector had a meaningfully negative return.

The last months of 2017 saw strong corporate profits and a positive outlook for 2018, driven by the reduction in the corporate tax rates mandated by the U.S. tax overhaul program approved in late December 2017. The housing market, including new home starts, and job growth remained strong, with sentiment positive for both business and consumers. Rising oil prices did not appear to be a headwind for consumers, nor did a season of notable natural disasters across the southern and western US.

Global equities experienced significant volatility during the first quarter of 2018. Despite a backdrop of solid and synchronized global economic growth, most major equity markets including the U.S. entered correction territory in early February 2018. This downturn was followed by a rally and, as the quarter progressed, markets alternated abruptly between “risk on” to “risk off” periods. Investor fears of rapid interest rate increases, potential trade wars between the U.S. and China and the possible regulation of the technology industry caused several sell-offs. The U.S. equity market saw more than twenty days with gains or losses of more than 1%.

Equity market performance in the second quarter of 2018 was positive in the U.S. and only a few other developed markets. As in 2017 and the start of 2018, equity market performance was driven by a narrow segment of stocks; despite bouts of volatility during the first half of 2018, a rally in momentum/growth stocks persisted, as investors seemed to be focused on seeking growth while disregarding valuations. Corporate earnings data was positive, setting the stage for the U.S. Federal Reserve Board (the “Fed”)i to hike rates in June 2018.

In the third quarter of 2018, the U.S. equity market again had the best regional performance. A variety of positive economic and macro data points provided support to equities, including below-average volatility, low jobless claims, strength in manufacturing data, and rising consumer confidence.

The final month of the reporting period proved to be a challenging month for investors, as volatility returned in earnest. Throughout the month, practically every asset class sold off to some extent, both in the U.S. and abroad. Despite a solid start to the third quarter earnings season, no signs of a weakening U.S. economy and no material change in the uncertainty surrounding trade and tariffs, the Russell 3000 Indexii declined -7.4%, realizing the worst one month equity return since September 2011. In this final month, the market also reflected a rotation in terms of style and sector, as investors appeared to

2	Legg Mason US Diversified Core ETF 2018 Annual Report

reassess the risk of further interest rate hikes and escalating trade tensions with China; there was a movement away from growth/momentum stocks to value opportunities and low volatility, dividend-paying stocks. Cyclical sectors were the largest to sell-off, while more defensive sectors held their ground.

The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance review

For the twelve months ended October 31, 2018, Legg Mason US Diversified Core ETF generated a 5.62% return on a net asset value (“NAV”)iii basis and 5.44% based on its market priceiv per share.

The performance table shows the Fund’s total return for the twelve months ended October 31, 2018 based on its NAV and market price as of October 31, 2018. The Fund seeks to track the investment results of the QS DBI US Diversified Index, which returned 5.93% for the same period. The Fund’s broad-based market index, the Russell 3000 Index, returned 6.60% over the same time frame. The Lipper Multi-Cap Core Funds Category Average1 returned 3.43% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of October 31, 2018 (unaudited)
	6 months	12 months
Legg Mason US Diversified Core ETF:
$31.40 (NAV)	1.65%	5.62%*†
$31.40 (Market Price)	1.62%	5.44%*‡
QS DBI US Diversified Index	1.80%	5.93%
Russell 3000 Index	2.70%	6.60%
Lipper Multi-Cap Core Funds Category Average[1]	0.13%	3.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when redeemed or sold in the market, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended October 31, 2018 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 815 funds for the six-month period and among the 781 funds for the twelve-month period in the Fund’s Lipper category.

Legg Mason US Diversified Core ETF 2018 Annual Report	3

Fund overview (cont’d)

of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2018, the gross total annual fund operating expense ratio for the Fund was 0.30%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the reinvestment of all distributions at market price.

Q. What were the leading contributors to performance?

A. The primary contributors to performance by virtue of return and weight in the Underlying Index were the Consumer Discretionary, Health Care and Information Technology sectors, all of which had double digit returns for the reporting period.

Q. What were the leading detractors from performance?

A. The leading detractors from performance in the Underlying Index were the Energy and Materials sectors. Along with the Industrials sector, these were the only sectors with negative returns for the reporting period.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “UDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Legg Mason US Diversified Core ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

QS Investors, LLC

November 20, 2018

RISKS: Equity securities are subject to market and price fluctuations. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision.

4	Legg Mason US Diversified Core ETF 2018 Annual Report

Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2018 were: Consumer Discretionary (13.5%), Information Technology (13.3%), Health Care (12.2%), Industrials (11.9%) and Consumer Staples (10.6%). The Fund’s composition may differ over time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the result by the number of shares outstanding.

iv	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

Legg Mason US Diversified Core ETF 2018 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2018 and October 31, 2017. The composition of the Fund’s investments is subject to change at any time.

*

As of September 28, 2018, the Telecommunication Services sector was broadened to include some companies previously classified in the Consumer Discretionary and Information Technology sectors and renamed the Communication Services sector.

6	Legg Mason US Diversified Core ETF 2018 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on May 1, 2018 and held for the six months ended October 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund Shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
1.65%	$1,000.00	$1,016.50	0.30%	$1.52	5.00%	$1,000.00	$1,023.69	0.30%	$1.53

[1]	For the six months ended October 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason US Diversified Core ETF 2018 Annual Report	7

Fund performance (unaudited)

Net Asset Value
Average annual total returns[1]
Twelve Months Ended 10/31/18	5.62%
Inception* through 10/31/18	10.73

Cumulative total returns[1]
Inception date of 12/28/15 through 10/31/18	33.62%

Market Price
Average annual total returns[2]
Twelve Months Ended 10/31/18	5.44%
Inception* through 10/31/18	10.73

Cumulative total returns[2]
Inception date of 12/28/15 through 10/31/18	33.61%

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Investors buy and sell shares of the Fund at market price, not NAV, in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the Fund. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the fund. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange-traded funds, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessment of the underlying value of the Fund’s portfolio securities.

[1]	Assumes the reinvestments of all distributions, including returns of capital, if any, at net asset value.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

*	Inception date of the Fund is December 28, 2015.

8	Legg Mason US Diversified Core ETF 2018 Annual Report

Historical performance

Value of $10,000 invested in

Legg Mason US Diversified Core ETF vs. QS DBI US Diversified Index and Russell 3000 Index† — December 28, 2015 - October 2018

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in the Legg Mason US Diversified Core ETF on December 28, 2015, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2018. The hypothetical illustration also assumes a $10,000 investment in the QS DBI US Diversified Index and the Russell 3000 Index. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund. The QS DBI US Diversified Index (the “Underlying Index”) is an index composed of publicly traded U.S. equity securities that are included in the MSCI USA IMI Index. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The indices are not subject to the same management and trading expenses as a fund. An index is a statistical composite that tracks a specified financial market, sector, or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Legg Mason US Diversified Core ETF 2018 Annual Report	9

Schedule of investments

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 4.9%
Diversified Telecommunication Services — 1.9%
AT&T Inc.	901	$27,643
CenturyLink Inc.	119	2,456
Cogent Communications Holdings Inc.	11	572
ORBCOMM Inc.	40	381	*
Verizon Communications Inc.	539	30,772
Vonage Holdings Corp.	51	676	*
Zayo Group Holdings Inc.	18	538	*
Total Diversified Telecommunication Services		63,038
Entertainment — 0.8%
Activision Blizzard Inc.	40	2,762
Electronic Arts Inc.	17	1,547	*
Netflix Inc.	30	9,053	*
Take-Two Interactive Software Inc.	9	1,160	*
Twenty-First Century Fox Inc., Class A Shares	41	1,866
Twenty-First Century Fox Inc., Class B Shares	13	587
Viacom Inc., Class B Shares	15	480
Walt Disney Co.	71	8,153
Total Entertainment		25,608
Interactive Media & Services — 1.7%
Alphabet Inc., Class A Shares	16	17,449	*
Alphabet Inc., Class C Shares	16	17,228	*
Facebook Inc., Class A Shares	129	19,581	*
TripAdvisor Inc.	16	834	*
Twitter Inc.	38	1,321	*
Total Interactive Media & Services		56,413
Media — 0.5%
CBS Corp., Class B Shares, Non Voting Shares	16	918
Charter Communications Inc., Class A Shares	8	2,563	*
Comcast Corp., Class A Shares	214	8,162
Discovery Inc., Class A Shares	18	583	*
Discovery Inc., Class C Shares	28	821	*
DISH Network Corp., Class A Shares	10	307	*
GCI Liberty Inc., Class A Shares	10	473	*
Liberty Broadband Corp., Class C Shares	6	497	*
Liberty Media Corp-Liberty SiriusXM, Class C Shares	14	578	*

See Notes to Financial Statements.

10	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Media — continued
Omnicom Group Inc.	9	$669
Total Media		15,571
Total Communication Services		160,630
Consumer Discretionary — 13.5%
Auto Components — 0.8%
Adient PLC	24	730
American Axle & Manufacturing Holdings Inc.	37	561
Aptiv PLC	87	6,682
Autoliv Inc.	31	2,584
BorgWarner Inc.	76	2,995
Cooper Tire & Rubber Co.	13	402
Cooper-Standard Holdings Inc.	5	463	*
Dana Inc.	40	623
Delphi Technologies PLC	26	558
Dorman Products Inc.	8	632	*
Fox Factory Holding Corp.	17	913	*
Garrett Motion Inc.	11	167	*
Gentex Corp.	72	1,516
Gentherm Inc.	25	1,091	*
Goodyear Tire & Rubber Co.	102	2,148
LCI Industries	6	416
Lear Corp.	18	2,392
Modine Manufacturing Co.	34	442	*
Standard Motor Products Inc.	8	433
Tenneco Inc.	14	482
Veoneer Inc.	21	705	*
Visteon Corp.	10	790	*
Total Auto Components		27,725
Automobiles — 1.0%
Ford Motor Co.	955	9,120
General Motors Co.	321	11,746
Harley-Davidson Inc.	28	1,070
Tesla Inc.	32	10,794	*
Thor Industries Inc.	10	697
Winnebago Industries Inc.	13	358
Total Automobiles		33,785
Diversified Consumer Services — 1.9%
Adtalem Global Education Inc.	74	3,747	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	11

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Diversified Consumer Services — continued
American Public Education Inc.	19	$622	*
Bright Horizons Family Solutions Inc.	63	7,239	*
Career Education Corp.	73	1,050	*
Carriage Services Inc.	21	400
Chegg Inc.	106	2,892	*
frontdoor Inc.	75	2,554	*
Graham Holdings Co., Class B Shares	6	3,486
Grand Canyon Education Inc.	55	6,858	*
H&R Block Inc.	253	6,715
Houghton Mifflin Harcourt Co.	164	1,099	*
K12 Inc.	38	814	*
Laureate Education Inc., Class A Shares	54	804	*
Regis Corp.	42	707	*
ServiceMaster Global Holdings Inc.	151	6,475	*
Sotheby’s	49	2,058	*
Strategic Education Inc.	25	3,145
U.S. Service Corp. International	213	8,833
Weight Watchers International Inc.	47	3,107	*
Total Diversified Consumer Services		62,605
Hotels, Restaurants & Leisure — 1.6%
Aramark	15	539
Caesars Entertainment Corp.	102	876	*
Carnival Corp.	43	2,410
Chipotle Mexican Grill Inc.	2	921	*
Cracker Barrel Old Country Store Inc.	4	635
Darden Restaurants Inc.	17	1,811
Dave & Buster’s Entertainment Inc.	9	536
Domino’s Pizza Inc.	3	806
Dunkin’ Brands Group Inc.	10	726
Extended Stay America Inc.	32	521
Hilton Worldwide Holdings Inc.	37	2,633
Las Vegas Sands Corp.	38	1,939
Marriott International Inc., Class A Shares	31	3,624
Marriott Vacations Worldwide Corp.	5	442
McDonald’s Corp.	79	13,975
MGM Resorts International	48	1,281
Norwegian Cruise Line Holdings Ltd.	32	1,410	*
Royal Caribbean Cruises Ltd.	17	1,780	*

See Notes to Financial Statements.

12	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp.	14	$754
Starbucks Corp.	149	8,682
Texas Roadhouse Inc.	7	423
Vail Resorts Inc.	3	754
Wendy’s Co.	39	672
Wyndham Hotels & Resorts Inc.	7	345
Wynn Resorts Ltd.	10	1,006
Yum! Brands Inc.	33	2,984
Total Hotels, Restaurants & Leisure		52,485
Household Durables — 0.8%
Cavco Industries Inc.	4	802	*
DR Horton Inc.	81	2,913
Garmin Ltd.	37	2,448
Helen of Troy Ltd.	7	869	*
Installed Building Products, Inc.	11	335	*
iRobot Corp.	10	882	*
KB Home	25	499
La-Z-Boy Inc.	16	445
Leggett & Platt Inc.	22	799
Lennar Corp., Class A Shares	62	2,665
M/I Homes Inc.	15	363	*
MDC Holdings Inc.	14	393
Meritage Homes Corp.	11	410	*
Mohawk Industries Inc.	14	1,746	*
Newell Brands Inc.	119	1,890
NVR Inc.	1	2,239	*
PulteGroup Inc.	54	1,327
Taylor Morrison Home Corp., Class A Shares	25	413	*
Tempur Sealy International Inc.	13	601	*
Toll Brothers Inc.	21	707
TopBuild Corp.	13	593	*
Tupperware Brands Corp.	12	421
Whirlpool Corp.	15	1,646
Total Household Durables		25,406
Internet & Direct Marketing Retail — 1.7%
Amazon.com Inc.	27	43,146	*
Booking Holdings Inc.	3	5,624	*
eBay Inc.	55	1,597	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	13

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Internet & Direct Marketing Retail — continued
Expedia Group Inc.	12	$1,505
Groupon Inc.	97	317	*
GrubHub Inc.	7	649	*
MercadoLibre Inc.	3	974
Qurate Retail Inc.	58	1,273	*
Wayfair Inc. , Class A Shares	5	551	*
Total Internet & Direct Marketing Retail		55,636
Media — 0.1%
Liberty Global PLC, Class A Shares	25	626	*
Liberty Global PLC, Class C Shares	15	384	*
Sirius XM Holdings Inc.	144	867
Total Media		1,877
Multiline Retail — 2.0%
Big Lots Inc.	26	1,079
Dillard’s Inc., Class A Shares	5	352
Dollar General Corp.	127	14,145
Dollar Tree Inc.	113	9,526	*
JC Penney Co. Inc.	327	481	*
Kohl’s Corp.	86	6,513
Macy’s Inc.	157	5,384
Nordstrom Inc.	63	4,143
Ollie’s Bargain Outlet Holdings Inc.	29	2,694	*
Target Corp.	241	20,155
Total Multiline Retail		64,472
Specialty Retail — 1.8%
Advance Auto Parts Inc.	8	1,278
AutoNation Inc.	10	405	*
AutoZone Inc.	3	2,200	*
Best Buy Co. Inc.	26	1,824
Burlington Stores Inc.	9	1,543	*
CarMax Inc.	19	1,290	*
Five Below Inc.	4	455	*
Foot Locker Inc.	13	613
Gap Inc.	30	819
Home Depot Inc.	107	18,819
L Brands Inc.	28	908
Lithia Motors Inc., Class A Shares	6	534
Lowe’s Cos. Inc.	80	7,618

See Notes to Financial Statements.

14	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Specialty Retail — continued
Monro Inc.	7	$521
Murphy USA Inc.	5	403	*
O’Reilly Automotive Inc.	8	2,566	*
RH	3	347	*
Ross Stores Inc.	34	3,366
Tiffany & Co.	12	1,336
TJX Cos. Inc.	62	6,813
Tractor Supply Co.	15	1,378
Ulta Beauty Inc.	6	1,647	*
Urban Outfitters Inc.	12	474	*
Williams-Sonoma Inc.	8	475
Total Specialty Retail		57,632
Textiles, Apparel & Luxury Goods — 1.8%
Carter’s Inc.	14	1,344
Columbia Sportswear Co.	11	993
Crocs Inc.	20	411	*
Deckers Outdoor Corp.	10	1,272	*
Fossil Group Inc.	24	521	*
G-III Apparel Group Ltd	12	478	*
Hanesbrands Inc.	102	1,750
Lululemon Athletica Inc.	29	4,081	*
Michael Kors Holdings Ltd.	43	2,383
NIKE Inc., Class B Shares	349	26,189
PVH Corp.	20	2,416
Ralph Lauren Corp.	16	2,074
Skechers U.S.A. Inc. Class A Shares	44	1,257	*
Steven Madden Ltd.	28	876
Tapestry Inc.	76	3,215
Under Armour Inc., Class A Shares	61	1,349	*
Under Armour Inc., Class C Shares	59	1,170	*
VF Corp.	89	7,376
Wolverine World Wide Inc.	32	1,125
Total Textiles, Apparel & Luxury Goods		60,280
Total Consumer Discretionary		441,903
Consumer Staples — 10.6%
Beverages — 1.8%
Brown-Forman Corp., Class B Shares	33	1,529
Coca-Cola Co.	547	26,190

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	15

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Beverages — continued
Constellation Brands Inc., Class A Shares	24	$4,782
Molson Coors Brewing Co., Class B Shares	21	1,344
Monster Beverage Corp.	52	2,748	*
PepsiCo Inc.	191	21,465
Total Beverages		58,058
Food & Staples Retailing — 2.0%
Casey’s General Stores Inc.	7	883
Costco Wholesale Corp.	71	16,233
Kroger Co.	131	3,899
Performance Food Group Co.	26	762	*
Sprouts Farmers Market Inc.	28	753	*
Sysco Corp.	89	6,348
US Foods Holding Corp.	35	1,021	*
Walgreens Boots Alliance Inc.	134	10,689
Walmart Inc.	236	23,666
Total Food & Staples Retailing		64,254
Food Products — 1.8%
Archer-Daniels-Midland Co.	105	4,961
B&G Foods Inc.	13	339
Bunge Ltd.	21	1,298
Calavo Growers Inc.	6	582
Campbell Soup Co.	25	935
Conagra Brands Inc.	102	3,631
Darling Ingredients Inc.	38	785	*
Flowers Foods Inc.	42	811
General Mills Inc.	96	4,205
Hain Celestial Group Inc.	23	572	*
Hershey Co.	30	3,214
Hormel Foods Corp.	67	2,924
Hostess Brands Inc.	45	468	*
Ingredion Inc.	9	911
J & J Snack Foods Corp.	3	468
JM Smucker Co.	21	2,275
John B Sanfilippo & Son Inc.	6	378
Kellogg Co.	51	3,339
Kraft Heinz Co.	115	6,322
Lamb Weston Holdings Inc.	32	2,501
Lancaster Colony Corp.	4	686

See Notes to Financial Statements.

16	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Food Products — continued
McCormick & Co. Inc., Non Voting Shares	20	$2,880
Mondelez International Inc., Class A Shares	272	11,419
Post Holdings Inc.	13	1,149	*
Sanderson Farms Inc.	4	394
TreeHouse Foods Inc.	12	547	*
Tyson Foods Inc., Class A Shares	49	2,936
Total Food Products		60,930
Household Products — 2.0%
Church & Dwight Co. Inc.	34	2,019
Clorox Co.	21	3,117
Colgate-Palmolive Co.	151	8,992
Energizer Holdings, Inc.	15	882
Kimberly-Clark Corp.	68	7,092
Procter & Gamble Co.	471	41,768
Spectrum Brands Holdings Inc.	6	390
WD-40 Co.	3	501
Total Household Products		64,761
Personal Products — 0.9%
Avon Products Inc.	326	639	*
Coty Inc., Class A Shares	273	2,880
Edgewell Personal Care Co.	35	1,679	*
elf Beauty, Inc.	32	339	*
Estee Lauder Cos. Inc., Class A Shares	122	16,768
Herbalife Nutrition Ltd.	72	3,835
Inter Parfums Inc.	21	1,239
Medifast Inc.	6	1,270
Nu Skin Enterprises Inc. , Class A Shares	32	2,247
USANA Health Sciences Inc.	5	585	*
Total Personal Products		31,481
Tobacco — 2.1%
Altria Group Inc.	489	31,805
Philip Morris International Inc.	401	35,316
Universal Corp.	8	543
Vector Group Ltd.	37	500
Total Tobacco		68,164
Total Consumer Staples		347,648

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	17

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Energy — 7.9%
Energy Equipment & Services — 3.9%
Apergy Corp.	51	$1,988	*
Archrock Inc.	111	1,139
Baker Hughes a GE Co.	261	6,966
C&J Energy Services Inc.	56	1,052	*
Cactus Inc., Class A Shares	29	970	*
Core Laboratories N.V.	26	2,216
Diamond Offshore Drilling Inc.	52	737	*
Dril-Quip Inc.	27	1,149	*
Ensco PLC, Class A Shares	300	2,142
Exterran Corp.	20	418	*
Forum Energy Technologies Inc.	82	735	*
FRANK’S INTERNATIONAL NV	83	589
Halliburton Co.	555	19,247
Helix Energy Solutions Group Inc.	83	707	*
Helmerich & Payne Inc.	63	3,924
Keane Group, Inc.	56	704	*
Matrix Service Co.	29	590	*
McDermott International Inc.	108	835	*
Nabors Industries Ltd.	248	1,232
National Oilwell Varco Inc.	236	8,685
Newpark Resources Inc.	64	525	*
Nine Energy Service Inc.	22	815	*
Noble Corp. PLC	164	823
Oceaneering International Inc.	67	1,269	*
Oil States International Inc.	48	1,069	*
Patterson-UTI Energy Inc.	140	2,330
ProPetro Holding Corp.	71	1,253	*
Rowan Cos. PLC, Class A Shares	86	1,368	*
RPC Inc.	44	655
Schlumberger Ltd.	877	44,999
SEACOR Holdings Inc.	18	864	*
Select Energy Services Inc., Class A Shares	66	631	*
Superior Energy Services Inc.	72	564	*
TechnipFMC PLC	269	7,075
TETRA Technologies Inc.	167	496	*
Tidewater Inc.	22	591	*
Transocean Ltd.	271	2,984

See Notes to Financial Statements.

18	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Energy Equipment & Services — continued
U.S. Silica Holdings Inc.	64	$896
Unit Corp.	30	694	*
Weatherford International PLC	639	863
Total Energy Equipment & Services		126,789
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	55	2,926
Antero Resources Corp.	37	588	*
Apache Corp.	49	1,854
Cabot Oil & Gas Corp.	58	1,405
Cheniere Energy Inc.	24	1,450	*
Chesapeake Energy Corp.	199	699	*
Chevron Corp.	187	20,879
Cimarex Energy Co.	5	397
Concho Resources Inc.	24	3,338	*
ConocoPhillips	116	8,108
Continental Resources Inc.	15	790	*
Delek US Holdings Inc.	20	734
Denbury Resources Inc.	114	393	*
Devon Energy Corp.	56	1,814
Diamondback Energy Inc.	12	1,348
Energen Corp.	15	1,080	*
EOG Resources Inc.	57	6,004
EQT Corp.	30	1,019
Exxon Mobil Corp.	411	32,749
Hess Corp.	21	1,205
HollyFrontier Corp.	18	1,214
Kinder Morgan Inc.	201	3,421
Marathon Oil Corp.	95	1,804
Marathon Petroleum Corp.	72	5,072
Murphy Oil Corp.	30	956
Newfield Exploration Co.	21	424	*
Noble Energy Inc.	55	1,367
Oasis Petroleum Inc.	51	513	*
Occidental Petroleum Corp.	75	5,030
ONEOK Inc.	41	2,690
Parsley Energy Inc., Class A Shares	19	445	*
PBF Energy Inc., Class A Shares	23	963
PDC Energy Inc.	14	594	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	19

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Phillips 66	43	$4,421
Pioneer Natural Resources Co.	17	2,504
QEP Resources Inc.	62	552	*
Range Resources Corp.	29	460
SM Energy Co.	22	535
Southwestern Energy Co.	122	652	*
Targa Resources Corp.	31	1,602
Valero Energy Corp.	43	3,917
Whiting Petroleum Corp.	19	709	*
Williams Cos Inc.	121	2,944
WPX Energy Inc.	58	930	*
Total Oil, Gas & Consumable Fuels		132,499
Total Energy		259,288
Financials — 9.8%
Banks — 1.3%
1st Source Corp.	12	559
Bank of America Corp.	225	6,187
Bank of Hawaii Corp.	8	628
BB&T Corp.	16	787
Citigroup Inc.	55	3,600
City Holding Co.	21	1,549
Comerica Inc.	9	734
East-West Bancorp Inc.	11	577
Fifth Third Bancorp	19	513
First Commonwealth Financial Corp.	79	1,067
First Interstate BancSystem Inc., Class A Shares	46	1,907
First Republic Bank	5	455
FNB Corp.	50	592
Huntington Bancshares Inc.	61	874
JPMorgan Chase & Co.	74	8,067
KeyCorp	26	472
PNC Financial Services Group Inc.	14	1,799
Regions Financial Corp.	39	662
Sandy Spring Bancorp Inc.	35	1,244
SunTrust Banks Inc.	11	689
Tompkins Financial Corp.	23	1,682
U.S. Bancorp	36	1,882
Wells Fargo & Co.	97	5,163

See Notes to Financial Statements.

20	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Banks — continued
Zions Bancorp	15	$706
Total Banks		42,395
Capital Markets — 1.2%
Affiliated Managers Group Inc.	4	455
Ameriprise Financial Inc.	5	636
Bank of New York Mellon Corp.	52	2,461
BlackRock Inc.	6	2,469
Cboe Global Markets Inc.	8	903
Charles Schwab Corp.	61	2,821
CME Group Inc.	16	2,932
E*TRADE Financial Corp.	13	643
Eaton Vance Corp.	9	405
FactSet Research Systems Inc.	4	895
Franklin Resources Inc.	25	763
Goldman Sachs Group Inc.	17	3,831
Intercontinental Exchange Inc.	34	2,619
Invesco Ltd.	34	738
Janus Henderson Group PLC	21	516
MarketAxess Holdings Inc.	3	629
Moody’s Corp.	11	1,600
Morgan Stanley	67	3,059
Morningstar Inc.	5	624
MSCI Inc.	8	1,203
Nasdaq Inc.	10	867
Northern Trust Corp.	16	1,505
Raymond James Financial Inc.	6	460
S&P Global Inc.	16	2,917
SEI Investments Co.	12	641
State Street Corp.	21	1,444
T Rowe Price Group Inc.	15	1,455
TD Ameritrade Holding Corp.	13	672
Total Capital Markets		40,163
Consumer Finance — 1.3%
Ally Financial Inc.	106	2,693
American Express Co.	141	14,485
Capital One Financial Corp.	93	8,305
Credit Acceptance Corp.	2	849	*
Discover Financial Services	70	4,877

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	21

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Consumer Finance — continued
Encore Capital Group Inc.	15	$381	*
FirstCash Inc.	12	965
Green Dot Corp., Class A Shares	16	1,212	*
Navient Corp.	96	1,112
OneMain Holdings Inc.	17	485	*
PRA Group Inc.	16	493	*
SLM Corp.	132	1,338	*
Synchrony Financial	146	4,217
Total Consumer Finance		41,412
Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B Shares	197	40,440
Cannae Holdings Inc.	47	868	*
Jefferies Financial Group Inc.	35	751
Texas Pacific Land Trust	1	760
Voya Financial Inc.	34	1,488
Total Diversified Financial Services		44,307
Insurance — 1.1%
Aflac Inc.	46	1,981
Allstate Corp.	23	2,202
American Financial Group Inc.	4	400
American International Group Inc.	44	1,817
AON PLC	15	2,343
Arch Capital Group Ltd.	21	596
Arthur J Gallagher & Co.	7	518
Assured Guaranty Ltd.	11	440
Axis Capital Holdings Ltd.	9	502
Brown & Brown Inc.	16	451
CHUBB Ltd.	32	3,997
Cincinnati Financial Corp.	5	393
CNO Financial Group Inc.	22	416
Everest Re Group Ltd.	3	654
Fidelity National Financial Inc.	23	769
Hartford Financial Services Group Inc.	24	1,090
Lincoln National Corp.	19	1,144
Markel Corp.	1	1,093	*
Marsh & McLennan Cos. Inc.	28	2,373
MetLife Inc.	65	2,677
Principal Financial Group Inc.	23	1,083

See Notes to Financial Statements.

22	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Insurance — continued
Progressive Corp.	37	$2,579
Prudential Financial Inc.	26	2,438
Reinsurance Group of America Inc.	4	569
Renaissancere Holdings Ltd.	4	489
Torchmark Corp.	5	423
Travelers Cos. Inc.	17	2,127
Unum Group	16	580
Willis Towers Watson PLC	5	716
Total Insurance		36,860
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AG Mortgage Investment Trust Inc.	46	796
AGNC Investment Corp.	458	8,171
Annaly Capital Management Inc.	1,314	12,969
Anworth Mortgage Asset Corp.	108	471
Apollo Commercial Real Estate Finance Inc.	162	3,031
Arbor Realty Trust Inc.	96	1,160
ARMOUR Residential REIT Inc.	54	1,176
Blackstone Mortgage Trust Inc., Class A Shares	107	3,610
Capstead Mortgage Corp.	111	761
Chimera Investment Corp.	184	3,422
Colony Credit Real Estate Inc.	133	2,838
Dynex Capital Inc.	105	608
Exantas Capital Corp.	91	1,032
Granite Point Mortgage Trust Inc.	34	633
Hannon Armstrong Sustainable Infrastructure Capital Inc.	71	1,473
Invesco Mortgage Capital Inc.	122	1,840
Ladder Capital Corp.	93	1,566
MFA Financial Inc.	483	3,347
New Residential Investment Corp.	360	6,437
New York Mortgage Trust Inc.	233	1,431
PennyMac Mortgage Investment Trust	78	1,506
Ready Capital Corp.	28	429
Redwood Trust Inc.	94	1,543
Starwood Property Trust Inc.	308	6,690
TPG RE Finance Trust Inc.	33	654
Two Harbors Investment Corp.	330	4,848
Total Mortgage Real Estate Investment Trusts (REITs)		72,442

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	23

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Thrifts & Mortgage Finance — 1.3%
Axos Financial Inc.	43	$1,305	*
Beneficial Bancorp Inc.	65	1,016
Capitol Federal Financial Inc.	136	1,688
Dime Community Bancshares Inc.	23	371
Essent Group Ltd.	77	3,035
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	698
First Defiance Financial Corp.	30	817
Flagstar Bancorp Inc.	31	955	*
HomeStreet Inc.	35	909	*
Kearny Financial Corp.	74	958
LendingTree Inc.	9	1,815	*
Meridian Bancorp Inc.	49	776
Meta Financial Group Inc.	24	606
MGIC Investment Corp.	361	4,408	*
New York Community Bancorp Inc.	456	4,368
NMI Holdings Inc., Class A Shares	48	1,015	*
Northfield Bancorp Inc.	47	619
Northwest Bancshares Inc.	105	1,695
OceanFirst Financial Corp.	57	1,443
Ocwen Financial Corp	175	613	*
Oritani Financial Corp.	27	394
Provident Financial Services Inc.	67	1,635
Radian Group Inc.	207	3,972
TFS Financial Corp.	48	706
United Financial Bancorp Inc.	78	1,205
Walker & Dunlop Inc.	19	797
Washington Federal Inc.	67	1,887
Waterstone Financial Inc.	24	392
WSFS Financial Corp.	37	1,574
Total Thrifts & Mortgage Finance		41,672
Total Financials		319,251
Health Care — 12.2%
Biotechnology — 1.9%
AbbVie Inc.	134	10,432
ACADIA Pharmaceuticals Inc.	35	682
Agios Pharmaceuticals Inc.	13	820	*
Alexion Pharmaceuticals Inc.	18	2,017	*
Alkermes PLC	9	367

See Notes to Financial Statements.

24	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Biotechnology — continued
Alnylam Pharmaceuticals Inc.	8	$643	*
Amgen Inc.	58	11,182
Array BioPharma Inc.	48	778	*
Biogen Inc.	17	5,173	*
BioMarin Pharmaceutical Inc.	12	1,106	*
Bluebird Bio Inc.	4	459	*
Blueprint Medicines Corp.	10	608	*
Celgene Corp.	61	4,368	*
Exact Sciences Corp.	18	1,279	*
Exelixis Inc.	38	527	*
FibroGen Inc.	9	386	*
Gilead Sciences Inc.	117	7,977
Incyte Corp.	14	908	*
Ionis Pharmaceuticals Inc.	10	496	*
Ligand Pharmaceuticals	3	494	*
Loxo Oncology Inc.	6	916	*
Neurocrine Biosciences Inc.	9	964	*
Regeneron Pharmaceuticals Inc.	6	2,035	*
Sage Therapeutics Inc.	5	643	*
Sarepta Therapeutics Inc.	5	669	*
Seattle Genetics Inc.	11	617	*
Ultragenyx Pharmaceutical Inc.	7	339	*
United Therapeutics Corp.	5	554	*
Vertex Pharmaceuticals Inc.	20	3,389	*
Total Biotechnology		60,828
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	149	10,272
ABIOMED Inc.	4	1,365
Align Technology Inc.	6	1,327
Avanos Medical Inc.	11	623	*
Baxter International Inc.	49	3,063
Becton Dickinson and Co.	21	4,840
Boston Scientific Corp.	106	3,831	*
Cantel Medical Corp.	5	396
Cooper Cos. Inc.	4	1,033
Danaher Corp.	58	5,765
Dentsply Sirona Inc.	24	831
Dexcom Inc.	7	929	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	25

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp.	15	$2,214
Globus Medical Inc., Class A Shares	15	793	*
Hill-Rom Holdings Inc.	6	504
Hologic Inc.	26	1,014	*
IDEXX Laboratories Inc.	8	1,697	*
Insulet Corp.	6	529	*
Integra LifeSciences Holdings Corp.	8	429	*
Intuitive Surgical Inc.	9	4,691	*
LivaNova PLC	9	1,008
Masimo Corp.	7	809	*
Medtronic PLC	113	10,150
Neogen Corp.	5	304	*
Penumbra Inc.	5	680	*
ResMed Inc.	15	1,589
STERIS PLC	8	874
Stryker Corp.	31	5,029
Teleflex Inc.	4	963
Varian Medical Systems Inc.	8	955	*
West Pharmaceutical Services Inc.	6	635
Zimmer Biomet Holdings Inc.	19	2,158
Total Health Care Equipment & Supplies		71,300
Health Care Providers & Services — 1.9%
Aetna Inc.	26	5,158
AmerisourceBergen Corp.	10	880
Anthem Inc.	19	5,236
Cardinal Health Inc.	17	860
Centene Corp.	15	1,955	*
Cigna Corp.	19	4,062
CVS Health Corp.	76	5,502
DaVita Inc.	8	539	*
Encompass Health Corp.	8	538
Express Scripts Holding Co.	46	4,461	*
HCA Healthcare Inc.	24	3,205
Henry Schein Inc.	8	664	*
Humana Inc.	11	3,525
Laboratory Corp. of America Holdings	5	803	*
McKesson Corp.	16	1,996
Mednax Inc.	12	495	*

See Notes to Financial Statements.

26	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Providers & Services — continued
Molina Healthcare Inc.	5	$634	*
Quest Diagnostics Inc.	7	659
UnitedHealth Group Inc.	70	18,294
Universal Health Services Inc., Class B Shares	4	486
WellCare Health Plans Inc.	4	1,104	*
Total Health Care Providers & Services		61,056
Health Care Technology — 2.0%
Allscripts Healthcare Solutions Inc.	237	2,823	*
athenahealth Inc.	48	6,122	*
Castlight Health Inc., Class B Shares	184	454	*
Cerner Corp.	354	20,277	*
Computer Programs & Systems Inc.	22	550
Evolent Health Inc., Class A Shares	89	1,976	*
HealthStream Inc.	27	710
HMS Holdings Corp.	109	3,141	*
Inovalon Holdings Inc., Class A Shares	74	696	*
Medidata Solutions Inc.	69	4,851	*
NextGen Healthcare Inc.	66	975	*
Omnicell Inc.	47	3,323	*
Tabula Rasa HealthCare Inc.	25	1,847	*
Teladoc Health Inc.	67	4,646	*
Veeva Systems Inc., Class A Shares	145	13,246	*
Vocera Communications Inc.	31	1,076	*
Total Health Care Technology		66,713
Life Sciences Tools & Services — 2.3%
Accelerate Diagnostics Inc.	18	269	*
Agilent Technologies Inc.	95	6,155
Bio-Rad Laboratories Inc., Class A Shares	7	1,910	*
Bio-Techne Corp.	13	2,180
Bruker Corp.	42	1,316
Cambrex Corp.	11	586	*
Charles River Laboratories International Inc.	19	2,315	*
Illumina Inc.	41	12,757	*
IQVIA Holdings Inc.	47	5,778	*
Medpace Holdings, Inc.	16	834	*
Mettler-Toledo International Inc.	8	4,374	*
NeoGenomics Inc.	47	867	*
PerkinElmer Inc.	37	3,200

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	27

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Life Sciences Tools & Services — continued
PRA Health Sciences Inc.	14	$1,356	*
Syneos Health Inc.	15	684	*
Thermo Fisher Scientific Inc.	111	25,935
Waters Corp.	22	4,173	*
Total Life Sciences Tools & Services		74,689
Pharmaceuticals — 1.9%
Allergan PLC	18	2,844
Bristol-Myers Squibb Co.	90	4,549
Catalent Inc.	24	968	*
Eli Lilly & Co.	53	5,747
Jazz Pharmaceuticals PLC	5	794	*
Johnson & Johnson	140	19,599
Merck & Co. Inc.	144	10,600
Mylan NV	31	969
Nektar Therapeutics	12	464	*
Perrigo Co. PLC	11	773
Pfizer Inc.	312	13,435
Zoetis Inc.	26	2,344
Total Pharmaceuticals		63,086
Total Health Care		397,672
Industrials — 11.9%
Aerospace & Defense — 0.9%
Arconic Inc.	28	569
Boeing Co.	24	8,517
BWX Technologies Inc.	8	468
General Dynamics Corp.	9	1,553
Harris Corp.	7	1,041
Hexcel Corp.	11	644
L3 Technologies Inc.	2	379
Lockheed Martin Corp.	10	2,938
Northrop Grumman Corp.	7	1,834
Raytheon Co.	12	2,100
Rockwell Collins Inc.	11	1,408
Spirit AeroSystems Holdings Inc., Class A Shares	11	924
Textron Inc.	19	1,019
TransDigm Group Inc.	2	661
United Technologies Corp.	28	3,478
Total Aerospace & Defense		27,533

See Notes to Financial Statements.

28	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	25	$2,226
Expeditors International of Washington Inc.	39	2,620
FedEx Corp.	55	12,119
Forward Air Corp.	7	420
Hub Group Inc. , Class A Shares	9	412	*
United Parcel Service Inc., Class B Shares	152	16,194
XPO Logistics Inc.	26	2,324	*
Total Air Freight & Logistics		36,315
Building Products — 1.0%
Aaon, Inc.	20	690
Allegion PLC	25	2,143
American Woodmark Corp.	6	363	*
AO Smith Corp.	41	1,867
Apogee Enterprises Inc.	17	614
Armstrong World Industries Inc.	19	1,173	*
Builders FirstSource Inc.	47	582	*
Continental Building Products Inc.	15	417	*
CSW Industrials Inc.	9	414	*
Fortune Brands Home & Security Inc.	40	1,793
Gibraltar Industries Inc.	13	463	*
Griffon Corp.	25	303
JELD-WEN Holding Inc.	46	748	*
Johnson Controls International PLC	242	7,737
Lennox International Inc.	11	2,320
Masco Corp.	81	2,430
Masonite International Corp.	12	665	*
Owens Corning	25	1,182
Patrick Industries Inc.	12	522	*
PGT Innovations Inc.	33	668	*
Quanex Building Products Corp.	23	341
Resideo Technologies Inc.	19	400	*
Simpson Manufacturing Co. Inc.	17	970
Trex Co. Inc.	22	1,349	*
Universal Forest Products Inc.	27	763
USG Corp.	22	929
Total Building Products		31,846

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	29

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Commercial Services & Supplies — 0.9%
ACCO Brands Corp.	40	$323
Brady Corp., Class A Shares	11	443
Brink’s Co.	16	1,061
Cimpress NV	4	500
Cintas Corp.	15	2,728
Clean Harbors Inc.	11	748	*
Copart Inc.	42	2,054	*
Covanta Holding Corp.	53	779
Deluxe Corp.	17	803
Healthcare Services Group Inc.	26	1,055
Herman Miller Inc.	16	527
KAR Auction Services Inc.	21	1,196
Matthews International Corp., Class A Shares	10	416
McGrath RentCorp.	11	587
Mobile Mini Inc.	14	576
MSA Safety Inc.	6	627
Multi-Color Corp.	6	319
Pitney Bowes Inc.	68	450
Republic Services Inc.	30	2,180
Rollins Inc.	27	1,598
Stericycle Inc.	12	600	*
UniFirst Corp.	3	448
US Ecology Inc.	7	490
Viad Corp.	9	431
Waste Connections Inc.	47	3,593
Waste Management Inc.	67	5,994
Total Commercial Services & Supplies		30,526
Construction & Engineering — 1.3%
AECOM	132	3,846	*
Aegion Corp.	38	736	*
Argan Inc.	20	880
Comfort Systems USA Inc.	35	1,872
Dycom Industries Inc.	22	1,493	*
EMCOR Group Inc.	46	3,265
Fluor Corp.	118	5,176
Granite Construction Inc.	40	1,829
Great Lakes Dredge & Dock Corp.	154	895	*
Jacobs Engineering Group Inc.	102	7,659

See Notes to Financial Statements.

30	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Construction & Engineering — continued
KBR Inc.	91	$1,800
MasTec Inc.	48	2,088	*
MYR Group Inc.	17	568	*
NV5 Global Inc.	15	1,171	*
Primoris Services Corp.	27	572
Quanta Services Inc.	122	3,806
Tutor Perini Corp.	56	868	*
Valmont Industries Inc.	15	1,865
Wilscot Corp.	57	846	*
Total Construction & Engineering		41,235
Electrical Equipment — 0.8%
Acuity Brands Inc.	6	754
AMETEK Inc.	43	2,884
Eaton Corp. PLC	79	5,662
Emerson Electric Co.	117	7,942
EnerSys	8	637
Generac Holdings Inc.	17	862	*
Hubbell Inc.	10	1,017
NVENT Electric PLC	16	391
Regal Beloit Corp.	6	430
Rockwell Automation Inc.	24	3,954
Sensata Technologies Holding	36	1,688
Thermon Group Holdings Inc.	18	388	*
Total Electrical Equipment		26,609
Industrial Conglomerates — 1.6%
3M Co.	91	17,314
General Electric Co.	1,361	13,746
Honeywell International Inc.	114	16,510
Roper Technologies Inc.	16	4,526
Total Industrial Conglomerates		52,096
Machinery — 0.8%
AGCO Corp.	6	336
Allison Transmission Holdings Inc.	12	529
Barnes Group Inc.	6	340
Caterpillar Inc.	32	3,882
Cummins Inc.	8	1,094
Deere & Co.	16	2,167
Donaldson Co. Inc.	10	513

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	31

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Machinery — continued
Dover Corp.	13	$1,077
ESCO Technologies Inc.	8	490
Flowserve Corp.	11	505
Fortive Corp.	15	1,114
Graco Inc.	15	609
IDEX Corp.	6	761
Illinois Tool Works Inc.	14	1,786
Ingersoll-Rand PLC	10	959
ITT Inc.	14	707
Lincoln Electric Holdings Inc.	5	405
Middleby Corp.	5	561	*
Nordson Corp.	5	613
Oshkosh Corp.	7	393
PACCAR Inc.	31	1,773
Parker-Hannifin Corp.	6	910
Pentair PLC	16	642
Snap-on Inc.	5	770
Standex International Corp.	4	324
Stanley Black & Decker Inc.	7	816
Toro Co.	8	451
WABCO Holdings Inc.	5	537	*
Wabtec Corp.	9	738
Woodward Inc.	6	442
Xylem Inc.	15	984
Total Machinery		27,228
Professional Services — 1.0%
ASGN Inc.	15	1,006	*
CBIZ Inc.	30	665	*
CoStar Group Inc.	9	3,253	*
Dun & Bradstreet Corp.	10	1,423
Equifax Inc.	25	2,536
Exponent Inc.	12	605
FTI Consulting Inc.	13	898	*
ICF International Inc.	8	589
IHS Markit Ltd.	103	5,411
Insperity Inc.	12	1,318
Kelly Services Inc., Class A Shares	19	446
Korn/Ferry International	20	903

See Notes to Financial Statements.

32	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Professional Services — continued
ManpowerGroup Inc.	18	$1,373
Nielsen Holdings PLC	68	1,767
Resources Connection Inc.	33	539
Robert Half International Inc.	23	1,392
TransUnion	33	2,170
TriNet Group Inc.	18	846	*
TrueBlue Inc.	21	490	*
Verisk Analytics Inc.	36	4,314	*
WageWorks Inc.	11	438	*
Total Professional Services		32,382
Road & Rail — 1.3%
AMERCO	2	653
Avis Budget Group Inc.	18	506
CSX Corp.	130	8,952
Genesee & Wyoming Inc., Class A Shares	10	792	*
J.B. Hunt Transport Services Inc.	17	1,880
Kansas City Southern	18	1,835
Knight-Swift Transportation Holdings Inc.	26	832
Landstar System Inc.	7	701
Norfolk Southern Corp.	43	7,217
Old Dominion Freight Line Inc.	11	1,435
Ryder System Inc.	9	498
Union Pacific Corp.	119	17,400
Werner Enterprises Inc.	13	418
Total Road & Rail		43,119
Trading Companies & Distributors — 1.2%
Air Lease Corp.	30	1,143
Aircastle Ltd.	32	622
Applied Industrial Technologies Inc.	15	986
Beacon Roofing Supply Inc.	19	530
BMC Stock Holdings Inc.	55	921	*
DXP Enterprises Inc.	18	572	*
Fastenal Co.	126	6,478
GATX Corp.	19	1,424
GMS Inc.	23	378	*
H&E Equipment Services Inc.	22	530
HD Supply Holdings Inc.	83	3,118	*
Herc Holdings Inc.	12	385	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	33

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Trading Companies & Distributors — continued
Kaman Corp.	14	$889
MRC Global Inc.	52	823	*
MSC Industrial Direct Co. Inc. , Class A Shares	24	1,945
NOW Inc.	48	616	*
Rush Enterprises Inc., Class A Shares	17	602
SiteOne Landscape Supply Inc.	14	953	*
Titan Machinery Inc.	34	484	*
Triton International Ltd.	35	1,126
United Rentals Inc.	37	4,443	*
Univar Inc.	37	911	*
Veritiv Corp.	16	533	*
W.W. Grainger Inc.	21	5,963
Watso Inc.	10	1,482
WESCO International Inc.	26	1,305	*
Total Trading Companies & Distributors		39,162
Total Industrials		388,051
Information Technology — 13.3%
Communications Equipment — 2.6%
Acacia Communications Inc.	17	586	*
Arista Networks Inc.	14	3,225	*
Arris International PLC	62	1,542
Ciena Corp.	44	1,375	*
Cisco Systems Inc.	1,186	54,259
CommScope Holding Co. Inc.	57	1,371	*
EchoStar Corp., Class A Shares	12	487	*
F5 Networks Inc.	17	2,980	*
Finisar Corp.	57	951	*
InterDigital Inc.	7	497
Juniper Networks Inc.	93	2,722
Lumentum Holdings Inc.	10	547	*
Motorola Solutions Inc.	42	5,148
NETGEAR Inc.	7	388	*
Netscout Systems Inc.	17	429	*
Oclaro Inc.	77	633	*
Palo Alto Networks Inc.	25	4,576	*
Plantronics Inc.	13	767
Ubiquiti Networks Inc.	12	1,117
ViaSat Inc.	21	1,339	*

See Notes to Financial Statements.

34	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Communications Equipment — continued
Viavi Solutions Inc.	54	$623	*
Total Communications Equipment		85,562
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A Shares	37	3,312
Anixter International Inc.	7	460
Arrow Electronics Inc.	13	880
Avnet Inc.	21	841
Badger Meter Inc.	10	491
Belden Inc.	6	324
CDW Corp.	22	1,980
Cognex Corp.	20	857
Coherent Inc.	4	493	*
Corning Inc.	100	3,195
Dolby Laboratories Inc., Class A Shares	9	619
Flex Ltd.	84	660
FLIR Systems Inc.	16	741
IPG Photonics Corp.	4	534	*
Itron Inc.	8	417	*
Jabil Inc.	20	495
Keysight Technologies Inc.	26	1,484	*
Knowles Corp.	30	485	*
Littelfuse	3	544
Methode Electronics Inc.	11	326
National Instruments Corp.	21	1,028
OSI Systems Inc.	5	346	*
Plexus Corp.	8	467	*
Rogers Corp.	5	615	*
TE Connectivity Ltd.	45	3,394
Trimble Inc.	37	1,383	*
Vishay Intertechnology Inc.	25	458
Zebra Technologies Corp., Class A	6	998	*
Total Electronic Equipment, Instruments & Components		27,827
Internet Software & Services — 0.1%
GoDaddy Inc., Class A Shares	14	1,024	*
IAC/InterActiveCorp	7	1,376	*
j2 Global Inc.	6	437
Total Internet Software & Services		2,837

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	35

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
IT Services — 2.4%
Accenture PLC, Class A Shares	41	$6,462
Akamai Technologies Inc.	12	867	*
Alliance Data Systems Corp.	2	412
Automatic Data Processing Inc.	31	4,467
Broadridge Financial Solutions Inc.	5	585
Cognizant Technology Solutions Corp., Class A Shares	42	2,899
DXC Technology Co.	23	1,675
EPAM Systems Inc.	8	956	*
Fidelity National Information Services Inc.	23	2,394
First Data Corp., Class A Shares	47	881	*
Fiserv Inc.	29	2,300	*
FleetCor Technologies Inc.	4	800	*
Gartner Inc.	5	738	*
Global Payments Inc.	5	571
International Business Machines Corp.	60	6,926
Jack Henry & Associates Inc.	4	599
Leidos Holdings Inc.	17	1,101
Mastercard Inc., Class A Shares	64	12,651
Paychex Inc.	23	1,506
PayPal Holdings Inc.	81	6,819	*
Sabre Corp.	18	444
Square Inc., Class A Shares	25	1,836	*
Total System Services, Inc.	6	547
VeriSign Inc.	6	855
Visa Inc., Class A Shares	121	16,680
WEX Inc.	5	880	*
Worldpay, Inc., Class A Shares	22	2,021	*
Zillow Group Inc., Class C Shares	12	483	*
Total IT Services		79,355
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices Inc.	80	1,457
Analog Devices Inc.	28	2,344
Applied Materials Inc.	79	2,597
Broadcom Inc.	35	7,822
Cypress Semiconductor Corp.	30	388
Entegris Inc.	29	770
First Solar Inc.	14	585	*
Integrated Device Technology Inc.	20	936	*
Intel Corp.	373	17,486

See Notes to Financial Statements.

36	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
KLA-Tencor Corp.	16	$1,465
Lam Research Corp.	13	1,842
Marvell Technology Group Ltd.	50	820
Maxim Integrated Products Inc.	27	1,351
Microchip Technology Inc.	19	1,250
Micron Technology Inc.	87	3,282	*
NVIDIA Corp.	47	9,909
ON Semiconductor Corp.	47	799	*
Qorvo Inc.	15	1,103	*
QUALCOMM Inc.	110	6,918
Semtech Corp.	12	539	*
Skyworks Solutions Inc.	14	1,215
Teradyne Inc.	26	896
Texas Instruments Inc.	71	6,591
Xilinx Inc.	25	2,134
Total Semiconductors & Semiconductor Equipment		74,499
Software — 2.4%
Adobe Inc.	26	6,390	*
ANSYS Inc.	4	598	*
Autodesk Inc.	15	1,939	*
Cadence Design Systems Inc.	14	624	*
CDK Global Inc.	6	343
Citrix Systems Inc.	10	1,025
Dell Technologies Inc. Class V	13	1,175	*
Fortinet Inc.	8	657	*
Intuit Inc.	14	2,954
LogMeIn Inc.	6	517
Microsoft Corp.	369	39,413
Oracle Corp.	155	7,570
PTC Inc.	11	907	*
Red Hat Inc.	11	1,888	*
salesforce.com Inc.	38	5,215	*
ServiceNow Inc.	11	1,991	*
Splunk Inc.	7	699	*
SS&C Technologies Holdings Inc.	10	512
Symantec Corp.	64	1,162
Synopsys Inc.	6	537	*
Tyler Technologies	2	423	*
VMware Inc., Class A Shares	7	990	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	37

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Software — continued
Workday Inc., Class A Shares	10	$1,330	*
Total Software		78,859
Technology Hardware, Storage & Peripherals — 2.6%
Apple Inc.	345	75,507
Hewlett Packard Enterprise Co.	127	1,937
HP Inc.	133	3,210
NetApp Inc.	24	1,884
Seagate Technology PLC	30	1,207
Western Digital Corp.	24	1,033
Total Technology Hardware, Storage & Peripherals		84,778
Total Information Technology		433,717
Materials — 5.5%
Chemicals — 0.8%
Air Products & Chemicals Inc.	10	1,544
Albemarle Corp.	7	695
Cabot Corp.	7	341
Celanese Corp.	9	872
CF Industries Holdings Inc.	15	720
Chemours Co.	18	594
DowDuPont Inc.	132	7,117
Eastman Chemical Co.	9	705
Ecolab Inc.	11	1,685
FMC Corp.	9	703
HB Fuller Co.	8	356
International Flavors & Fragrances Inc.	5	723
Linde PLC	14	2,317
LyondellBasell Industries NV, Class A Shares	18	1,607
Mosaic Co.	20	619
Newmarket Corp.	1	386
Olin Corp.	16	323
PolyOne Corp.	10	323
PPG Industries Inc.	13	1,366
RPM International Inc.	8	489
Scotts Miracle-Gro Co.	5	334
Sensient Technologies Corp.	5	324
Sherwin-Williams Co.	4	1,574
Total Chemicals		25,717

See Notes to Financial Statements.

38	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Containers & Packaging — 0.8%
AptarGroup Inc.	18	$1,835
Avery Dennison Corp.	19	1,724
Ball Corp.	84	3,763
Bemis Co. Inc.	23	1,053
Berry Global Group Inc.	35	1,527	*
Crown Holdings Inc.	37	1,565	*
Graphic Packaging Holding Co.	79	870
Greif Inc., Class A Shares	10	473
International Paper Co.	95	4,309
Myers Industries Inc.	22	349
Owens-Illinois Inc.	36	564	*
Packaging Corp. of America	26	2,387
Sealed Air Corp.	42	1,359
Silgan Holdings Inc.	20	480
Sonoco Products Co.	29	1,583
WestRock Co.	59	2,535
Total Containers & Packaging		26,376
Metals & Mining — 3.9%
AK Steel Holding Corp.	397	1,469
Alcoa Corp.	222	7,768
Allegheny Technologies Inc.	142	3,676	*
Carpenter Technology Corp.	53	2,311
Century Aluminum Co.	100	794	*
Cleveland-Cliffs Inc.	318	3,422
Coeur Mining Inc.	251	1,200	*
Commercial Metals Co.	132	2,516
Compass Minerals International Inc.	37	1,795
Freeport-McMoRan Inc.	1,635	19,048
Haynes International Inc.	17	492
Hecla Mining Co.	519	1,246
Kaiser Aluminum Corp.	19	1,812
Materion Corp.	34	1,932
McEwen Mining Inc.	229	449
Newmont Mining Corp.	646	19,974
Nucor Corp.	378	22,347
Reliance Steel & Aluminum Co.	88	6,945
Royal Gold Inc.	84	6,437
Schnitzer Steel Industries Inc., Class A Shares	21	565
Steel Dynamics Inc.	283	11,207

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	39

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Metals & Mining — continued
SunCoke Energy Inc.	46	$515	*
TimkenSteel Corp.	45	523	*
United States Steel Corp.	215	5,704
Warrior Met Coal Inc.	53	1,484
Worthington Industries Inc.	52	2,178
Total Metals & Mining		127,809
Total Materials		179,902
Real Estate — 2.5%
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities Inc.	5	611
American Campus Comunities Inc.	9	356
American Homes 4 Rent, Class A Shares	17	358
American Tower Corp.	33	5,142
Apartment Investment & Management Co., Class A Shares	12	516
Apple Hospitality REIT Inc.	43	695
Ashford Hospitality Trust Inc.	100	515
AvalonBay Communities Inc.	12	2,105
Boston Properties Inc.	13	1,570
Brandywine Realty Trust	23	323
Brixmor Property Group Inc.	31	502
Colony Capital Inc.	68	399
CoreCivic Inc.	21	472
CoreSite Realty Corp.	5	469
Cousins Properties Inc.	62	515
Crown Castle International Corp.	30	3,262
CubeSmart	15	435
CyrusOne Inc.	8	426
DiamondRock Hospitality Co.	51	533
Digital Realty Trust Inc.	17	1,755
Duke Realty Corp.	30	827
EastGroup Properties Inc.	5	479
Equinix Inc.	6	2,272
Equity Residential	30	1,949
Essex Property Trust Inc.	6	1,505
Extra Space Storage Inc.	10	901
Federal Realty Investment Trust	7	868
First Industrial Realty Trust Inc.	13	399
Forest City Realty Trust Inc., Class A Shares	24	604
Front Yard Residential Corp.	66	612

See Notes to Financial Statements.

40	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Gaming and Leisure Properties Inc.	19	$640
GEO Group Inc.	18	398
Global Net Lease Inc.	27	547
HCP Inc.	40	1,102
Healthcare Trust of America Inc., Class A Shares	43	1,129
Hospitality Properties Trust	48	1,230
Host Hotels & Resorts Inc.	69	1,319
Invitation Homes Inc.	54	1,182
Iron Mountain Inc.	18	551
Kilroy Realty Corp.	8	551
Kimco Realty Corp.	36	579
Lamar Advertising Co., Class A Shares	8	587
LaSalle Hotel Properties	20	660
Liberty Property Trust	13	544
Macerich Co.	12	619
Mid-America Apartment Communities Inc.	9	879
National Health Investors Inc.	5	367
National Retail Properties Inc.	11	514
Omega Healthcare Investors Inc.	16	534
Paramount Group Inc.	24	343
Park Hotels & Resorts Inc.	22	640
Pebblebrook Hotel Trust	11	371
PotlatchDeltic Corp.	10	363
Prologis Inc.	68	4,384
Public Storage	14	2,877
Ramco-Gershenson Properties Trust	47	624
Realty Income Corp.	21	1,266
Regency Centers Corp.	12	760
Rexford Industrial Realty Inc.	18	570
RLJ Lodging Trust	22	428
SBA Communications Corp.	11	1,784	*
Senior Housing Properties Trust	21	337
Simon Property Group Inc.	24	4,405
SL Green Realty Corp.	8	730
STAG Industrial Inc.	14	370
Sun Communities Inc.	14	1,407
Sunstone Hotel Investors Inc.	24	347
Taubman Centers Inc.	13	715
Terreno Realty Corp.	21	786

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	41

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
UDR Inc.	23	$901
Uniti Group Inc.	39	746
Ventas Inc.	29	1,683
VEREIT Inc.	174	1,275
Vornado Realty Trust	31	2,111
Welltower Inc.	32	2,114
Weyerhaeuser Co.	71	1,891
WP Carey Inc.	8	528
Xenia Hotels & Resorts Inc.	18	370
Total Real Estate		80,433
Utilities — 7.1%
Building Products — 0.0%
Universal Display Corp.	6	738
Electric Utilities — 2.8%
ALLETE Inc.	11	814
Alliant Energy Corp.	37	1,590
American Electric Power Co., Inc.	91	6,676
Duke Energy Corp.	132	10,907
Edison International	65	4,510
El Paso Electric Co.	10	571
Entergy Corp.	31	2,602
Evergy Inc.	49	2,744
Eversource Energy	55	3,479
Exelon Corp.	175	7,667
FirstEnergy Corp.	94	3,504
Hawaiian Electric Industries Inc.	26	970
IDACORP Inc.	12	1,119
MGE Energy Inc.	9	562
NextEra Energy Inc.	87	15,007
OGE Energy Corp.	31	1,121
Otter Tail Corp.	13	586
PG&E Corp.	102	4,775	*
Pinnacle West Capital Corp.	23	1,892
PNM Resources Inc.	20	768
Portland General Electric Co.	21	947
PPL Corp.	138	4,195
Southern Co.	193	8,691
Xcel Energy Inc.	93	4,558
Total Electric Utilities		90,255

See Notes to Financial Statements.

42	Legg Mason US Diversified Core ETF 2018 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Gas Utilities — 1.6%
Atmos Energy Corp.	124	$11,542
Chesapeake Utilities Corp.	21	1,669
National Fuel Gas Co.	93	5,049
New Jersey Resources Corp.	105	4,736
Northwest Natural Holding Co.	34	2,203
ONE Gas Inc.	64	5,050
South Jersey Industries Inc.	95	2,806
Southwest Gas Holdings Inc.	57	4,404
Spire Inc.	54	3,919
UGI Corp.	210	11,143
Total Gas Utilities		52,521
Multi-Utilities — 2.7%
Ameren Corp.	86	5,554
Avista Corp.	23	1,183
Black Hills Corp.	19	1,130
CenterPoint Energy Inc.	141	3,808
CMS Energy Corp.	101	5,001
Consolidated Edison Inc.	117	8,892
Dominion Energy Inc.	235	16,784
DTE Energy Co.	70	7,868
MDU Resources Group Inc.	68	1,697
NiSource Inc.	106	2,688
NorthWestern Corp.	17	999
Public Service Enterprise Group Inc.	181	9,671
SCANA Corp.	60	2,403
Sempra Energy	92	10,131
Unitil Corp.	13	618
Vectren Corp.	30	2,146
WEC Energy Group Inc.	115	7,866
Total Multi-Utilities		88,439
Total Utilities		231,953
Total Common Stocks (Cost — $2,769,531)		3,240,448
Investments in Underlying Funds — 0.3%
Schwab US Broad Market ETF (Cost — $9,338)	150	9,773

	Shares/Units
Master Limited Partnerships — 0.0%
Energy — 0.0%
Oil & Gas Storage & Transportation — 0.0%
Tallgrass Energy GP LP (Cost — $738)	32	696
Total Investments before Short-Term Investments (Cost — $2,779,607)		3,250,917

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	43

Schedule of investments (cont’d)

October 31, 2018

Legg Mason US Diversified Core ETF

Security	Rate	Shares	Value
Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $12,904)	2.064%	12,904	$12,904
Total Investments — 99.9% (Cost — $2,792,511)			3,263,821
Other Assets in Excess of Liabilities — 0.1%			2,130
Total Net Assets — 100.0%			$3,265,951

*	Non-income producing security.

Abbreviations used in this schedule:
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

44	Legg Mason US Diversified Core ETF 2018 Annual Report

Statement of assets and liabilities

October 31, 2018

Assets:
Investments, at value (Cost — $2,792,511)	$3,263,821
Cash	8
Dividends and interest receivable	2,978
Total Assets	3,266,807

Liabilities:
Investment management fee payable	856
Total Liabilities	856
Total Net Assets	$3,265,951

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	2,601,919
Undistributed net investment income	42,479
Accumulated net realized gain on investments	150,242
Net unrealized appreciation on investments	471,310
Total Net Assets	$3,265,951

Shares Outstanding	104,000

Net Asset Value	$31.40

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	45

Statement of operations

For the Year Ended October 31, 2018

Investment Income:
Dividends and distributions	$68,564
Return of capital (Note 1 (g))	(4,681)
Net Dividends and Distributions	63,883
Interest	142
Less: Foreign taxes withheld	(25)
Total Investment Income	64,000

Expenses:
Investment management fee (Note 2)	10,012
Total Expenses	10,012
Net Investment Income	53,988

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	150,539
REIT distributions	1,346
Net Realized Gain	151,885
Change in Net Unrealized Appreciation (Depreciation) From Investments	(23,605)
Net Gain on Investments	128,280
Increase in Net Assets From Operations	$182,268

See Notes to Financial Statements.

46	Legg Mason US Diversified Core ETF 2018 Annual Report

Statements of changes in net assets

For the Years Ended October 31,	2018	2017

Operations:
Net investment income	$53,988	$53,776
Net realized gain	151,885	100,054
Change in net unrealized appreciation (depreciation)	(23,605)	377,853
Increase in Net Assets From Operations	182,268	531,683

Distributions to Shareholders From (Note 1):
Net investment income	(53,000)	(58,000)
Net realized gains	(88,944)	—
Decrease in Net Assets From Distributions to Shareholders	(141,944)	(58,000)
Increase in Net Assets	40,324	473,683

Net Assets:
Beginning of year	3,225,627	2,751,944
End of year*	$3,265,951	$3,225,627
*Includes undistributed net investment income of:	$42,479	$39,513

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Annual Report	47

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2018[1]	2017[1]	2016[1,2]

Net asset value, beginning of year	$31.02	$26.46	$25.02

Income from operations:
Net investment income	0.52	0.52	0.42
Net realized and unrealized gain	1.23	4.60	1.02
Total income from operations	1.75	5.12	1.44

Less distributions from:
Net investment income	(0.51)	(0.56)	—
Net realized gains	(0.86)	—	—
Total distributions	(1.37)	(0.56)	—

Net asset value, end of year	$31.40	$31.02	$26.46
Total return, based on NAV[3]	5.62%	19.62%	5.76%

Net assets, end of year (000s)	$3,266	$3,226	$2,752

Ratios to average net assets:
Gross expenses	0.30%	0.30%	0.30%[4]
Net expenses	0.30	0.30	0.30 [4]
Net investment income	1.62	1.79	1.93 [4]

Portfolio turnover rate[5]	24%	29%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 28, 2015 (inception date) to October 31, 2016.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

48	Legg Mason US Diversified Core ETF 2018 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

Legg Mason US Diversified Core ETF 2018 Annual Report	49

Notes to financial statements (cont’d)

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time) (4:00 p.m. Eastern Time prior to October 1, 2018). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

50	Legg Mason US Diversified Core ETF 2018 Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$3,240,448	—	—	$3,240,448
Investments in underlying funds	9,773	—	—	9,773
Master limited partnerships	696	—	—	696
Total long-term investments	3,250,917	—	—	3,250,917
Short-term investments†	12,904	—	—	12,904
Total investments	$3,263,821	—	—	$3,263,821

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar

Legg Mason US Diversified Core ETF 2018 Annual Report	51

Notes to financial statements (cont’d)

can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

52	Legg Mason US Diversified Core ETF 2018 Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Gain
(a)	$1,978	$(1,978)

(a)	Reclassifications are due to book/tax differences in the treatment of real estate investment trusts and other book/tax differences.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS Investors monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

Legg Mason US Diversified Core ETF 2018 Annual Report	53

Notes to financial statements (cont’d)

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of October 31, 2018, Legg Mason and its affiliates owned 51% of the Fund.

3. Investments

During the year ended October 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$804,003
Sales	884,557

During the year ended October 31, 2018, there were no in-kind transactions (See Note 5).

At October 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,793,381	$635,515	$(165,075)	$470,440

4. Derivative instruments and hedging activities

During the year ended October 31, 2018, the Fund did not invest in derivative instruments.

5. Fund share transactions

At October 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

54	Legg Mason US Diversified Core ETF 2018 Annual Report

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2018	2017
Distributions paid from:
Ordinary income	$59,546	$58,000
Net long-term capital gains	82,398	—
Total distributions paid	$141,944	$58,000

As of October 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$67,821
Undistributed long-term capital gains — net	125,769
Total undistributed earnings	$193,590
Unrealized appreciation (depreciation)(a)	470,441
Total accumulated earnings (losses) — net	$664,031

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

Legg Mason US Diversified Core ETF 2018 Annual Report	55

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Legg Mason US Diversified Core ETF

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason US Diversified Core ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018 and the statement of changes in net assets and financial highlights for each of the two years in the period ended October 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of the Fund as of October 31, 2016 and for the period December 28, 2015 (inception) through October 31, 2016 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 21, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

December 19, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

56	Legg Mason US Diversified Core ETF 2018 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason US Diversified Core ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Legg Mason US Diversified Core ETF	57

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d
Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

58	Legg Mason US Diversified Core ETF

Independent Trustees† cont’d
Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	President (since 2017) and formerly, Founder and Senior Principal (1983 to 2017), Murphy Capital Management (investment management); and Senior Vice President, Peapack-Gladstone Bank (commercial bank) (since 2017)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (24 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (2013 to 2016)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Legg Mason US Diversified Core ETF	59

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 147 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	138
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

60	Legg Mason US Diversified Core ETF

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel— U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Legg Mason US Diversified Core ETF	61

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended the (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

62	Legg Mason US Diversified Core ETF

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2018:

Record date:	12/27/2017
Payable date:	12/29/2017
Ordinary income:
Qualified dividend income for individuals	86.44%
Dividends qualifying for the dividends
received deduction for corporations	82.76%
Long-term capital gain dividend	$0.791837

Please retain this information for your records.

Legg Mason US Diversified Core ETF	63

Legg Mason

US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNY Mellon Investment Servicing

(US) Inc. (“BNY Mellon”)*

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective July 16, 2018, BNY became custodian and BNY Mellon became transfer agent.

Legg Mason US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason US Diversified Core ETF . This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI World ex-US Index (the “MSCI Index”) was used by QS Investors, LLC (“QS Investors”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS DBI Developed ex-US Diversified Index (the “QS DBI Index” or the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason Developed ex-US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the QS DBI Index, or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS Investors does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS Investors shall not have any liability for any errors, omissions or interruptions therein. QS Investors makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein, either in connection with the Fund or for any other use. QS Investors makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS Investors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF323377 12/18-3502

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Dwight B. Crane as the Audit Committee’s financial experts. Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last fiscal period ending October 31, 2017 and October 31, 2018 (the “Reporting Period”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, were $80,000 in October 31, 2017 and $140,000 in October 31, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2017 and $52,489 in October 31, 2018.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason ETF Investment Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Period for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $12,500 in October 31, 2017 and $0 in October 31, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Period that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees for other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in October 31, 2017 and $0 in October 31, 2018, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason ETF Investment Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for October 31, 2017 and October 31, 2018; Tax Fees were 100% and 100% for October 31, 2017 and October 31, 2018; and Other Fees were 100% and 100% for October 31, 2017 and October 31, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $160,000 in October 31, 2017 and $678,000 in October 31, 2018.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act . The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 27, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	December 27, 2018